8. Notes Payable	6 Months Ended
Jun. 30, 2016
Payables and Accruals [Abstract]
8. Notes Payable

Note 8. Notes Payable

As of June 30, 2016 and December 31, 2015, the Company reflected convertible notes payable as follows:

	Principal balance	Loan Discount	Accrued Interest	Total
Balance as of December 31, 2015	$71,500	(11,248)	$—	$60,252
Issued in the period	150,000	(10,935)	—	139,065
Amortization of debt discount	—	10,075	—	10,075
Converted into shares of common stock	(71,500)	1,173	—	(70,327)
Balance as of June 30, 2016	$150,000	(10,935)	$—	$139,065

The Company had convertible debentures which were originally issued on April 24, 2014, maturing on April 24, 2016, paid zero interest, and were convertible until maturity at the holders’ discretion into shares of the Company’s common stock at $0.08 per share. On April 11th, 2016, the maturity date on this note was renegotiated to April 24th, 2018. On April 12, 2016, the Company received notice of a partial conversion of this note in the amount of $58,000 that was converted into 725,000 shares of common stock at a price of $0.08 per share. On May 6, 2016, the Company received notice for the conversion of the balance of the note in the amount of $13,500 that was converted into 168,750 shares of common stock at a price of $0.08 per share. Based on this conversion, as of June 30, 2016, the Company had remaining convertible debentures in the total amount of $0, and any unamortized debt discount remaining on the date of conversion was amortized in full to interest expense.

On June 23, 2016, the Company entered into two convertible promissory notes: one for $50,000 and one for $330,000. As of the date of this filing, the Company received $150,000 in proceeds and recorded a discount of $10,935. The maturity date for each note is February 14, 2017. Each note pays 8% fixed interest and is convertible at the holder’s discretion into shares of the Company’s common stock at a fixed price of $0.1135 per share. On August 4, 2016 the notes were amended and restated to delete portions of the notes that originally provided for a conversion formula used to determine the price per share and to delete a provision that provided for repayment of the notes through a separate investment agreement providing for the Company to sell its registered shares to an investor (See Subsequent Events Note 14).